Share-based compensation - Summary of Share-Based Compensation (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from Liability share-based payment transactions	$ 0.0	$ 8.2
Expense from equity-settled share-based payment transactions	8.2	8.0
Share-based compensation	8.2	16.2
DSU Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from Liability share-based payment transactions	(0.6)	0.5
PSU grants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from Liability share-based payment transactions	(0.5)	6.3
Non-Treasury Incentive Awards Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from Liability share-based payment transactions	1.1	1.4
RSU grants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions	6.1	6.7
Options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions	$ 2.1	$ 1.3